Subsequent Events (Details) - PAE Business Combination - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Revenue	$ 2,763,334	$ 2,607,622
Income from operations	74,682	80,540
Net income before income taxes	6,231	12,917
Net (loss) income	$ (795)	$ 4,596
(Loss) Earnings per share – basic and diluted	$ (0.01)	$ 0.02